Short-Term Borrowings (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Borrowed in the call market USD ($)	Mar. 31, 2014 Borrowed in the call market INR	Mar. 31, 2013 Borrowed in the call market INR	Mar. 31, 2014 Term borrowings from institutions/banks USD ($)	Mar. 31, 2014 Term borrowings from institutions/banks INR	Mar. 31, 2013 Term borrowings from institutions/banks INR	Mar. 31, 2014 Foreign currency borrowings USD ($)	Mar. 31, 2014 Foreign currency borrowings INR	Mar. 31, 2013 Foreign currency borrowings INR	Mar. 31, 2014 Bills rediscounted USD ($)	Mar. 31, 2014 Bills rediscounted INR	Mar. 31, 2013 Bills rediscounted INR
Short-term Debt [Line Items]
Short-term borrowings	$ 2,512.9	150,775.5	145,617.2	$ 232.3	13,937.3	7,246.8	$ 825.9	49,550.0	37,550.0	$ 1,388.6	83,313.8	80,224.7	$ 66.1	3,974.4	20,595.7
Weighted average interest rate	3.30%	3.30%	5.30%
Maximum amount outstanding	6,386.5	383,190.9	253,172.3
Average amount outstanding	$ 3,550.5	213,031.8	147,051.2